Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,038,000
Previously Paid Amount	0.00
Total Fee Amount	557.65
Total Offset Amount	0.00
Net Fee	557.65
Narrative - Max Aggregate Offering Price	$ 4,038,000
Final Prospectus	true